Vanguard® Long-Term Treasury Index Fund
Schedule of Investments (unaudited)
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.0%)
U.S. Government Securities (99.0%)
	United States Treasury Note/Bond	4.500%	2/15/36	42,304	42,760
	United States Treasury Note/Bond	4.750%	2/15/37	24,193	24,806
	United States Treasury Note/Bond	5.000%	5/15/37	31,862	33,346
	United States Treasury Note/Bond	4.375%	2/15/38	34,347	33,715
	United States Treasury Note/Bond	4.500%	5/15/38	38,541	38,323
	United States Treasury Note/Bond	3.500%	2/15/39	36,768	32,540
	United States Treasury Note/Bond	4.250%	5/15/39	62,079	59,305
	United States Treasury Note/Bond	4.500%	8/15/39	67,461	65,966
	United States Treasury Note/Bond	4.375%	11/15/39	74,846	72,016
	United States Treasury Note/Bond	4.625%	2/15/40	72,954	72,091
	United States Treasury Note/Bond	1.125%	5/15/40	210,889	127,983
	United States Treasury Note/Bond	4.375%	5/15/40	68,982	66,177
	United States Treasury Note/Bond	1.125%	8/15/40	264,073	158,557
	United States Treasury Note/Bond	3.875%	8/15/40	70,899	63,917
	United States Treasury Note/Bond	1.375%	11/15/40	292,406	182,217
	United States Treasury Note/Bond	4.250%	11/15/40	70,491	66,242
	United States Treasury Note/Bond	1.875%	2/15/41	356,093	239,584
	United States Treasury Note/Bond	4.750%	2/15/41	74,386	73,941
	United States Treasury Note/Bond	2.250%	5/15/41	271,663	193,220
	United States Treasury Note/Bond	4.375%	5/15/41	66,991	63,663
	United States Treasury Note/Bond	1.750%	8/15/41	388,835	252,302
	United States Treasury Note/Bond	3.750%	8/15/41	69,942	61,428
	United States Treasury Note/Bond	2.000%	11/15/41	341,111	229,717
	United States Treasury Note/Bond	3.125%	11/15/41	73,692	59,149
	United States Treasury Note/Bond	2.375%	2/15/42	273,708	194,857
	United States Treasury Note/Bond	3.125%	2/15/42	77,861	62,261
	United States Treasury Note/Bond	3.000%	5/15/42	70,497	55,117
	United States Treasury Note/Bond	3.250%	5/15/42	236,373	191,647
	United States Treasury Note/Bond	2.750%	8/15/42	83,710	62,704
	United States Treasury Note/Bond	3.375%	8/15/42	211,130	173,720
	United States Treasury Note/Bond	2.750%	11/15/42	122,497	91,279
	United States Treasury Note/Bond	4.000%	11/15/42	212,822	190,476
	United States Treasury Note/Bond	3.125%	2/15/43	105,828	83,340
	United States Treasury Note/Bond	3.875%	2/15/43	212,053	186,209
	United States Treasury Note/Bond	2.875%	5/15/43	166,141	125,378
	United States Treasury Note/Bond	3.875%	5/15/43	209,556	183,550
	United States Treasury Note/Bond	3.625%	8/15/43	118,841	100,239
	United States Treasury Note/Bond	4.375%	8/15/43	226,584	211,883
	United States Treasury Note/Bond	3.750%	11/15/43	121,838	104,319
	United States Treasury Note/Bond	4.750%	11/15/43	224,257	219,851
	United States Treasury Note/Bond	3.625%	2/15/44	126,287	105,884
	United States Treasury Note/Bond	4.500%	2/15/44	225,178	213,523
	United States Treasury Note/Bond	3.375%	5/15/44	117,939	94,964
	United States Treasury Note/Bond	4.625%	5/15/44	224,955	216,590
	United States Treasury Note/Bond	3.125%	8/15/44	152,337	117,460
	United States Treasury Note/Bond	4.125%	8/15/44	225,746	202,898
	United States Treasury Note/Bond	3.000%	11/15/44	132,360	99,647
	United States Treasury Note/Bond	4.625%	11/15/44	226,026	217,162
	United States Treasury Note/Bond	2.500%	2/15/45	176,081	121,118
	United States Treasury Note/Bond	4.750%	2/15/45	226,652	221,331
	United States Treasury Note/Bond	3.000%	5/15/45	80,324	60,180
[1]	United States Treasury Note/Bond	5.000%	5/15/45	72,479	73,226
	United States Treasury Note/Bond	2.875%	8/15/45	105,892	77,388
	United States Treasury Note/Bond	3.000%	11/15/45	68,919	51,326
	United States Treasury Note/Bond	2.500%	2/15/46	134,425	91,036
	United States Treasury Note/Bond	2.500%	5/15/46	129,515	87,428
	United States Treasury Note/Bond	2.250%	8/15/46	177,754	113,679
	United States Treasury Note/Bond	2.875%	11/15/46	74,736	53,824
	United States Treasury Note/Bond	3.000%	2/15/47	145,906	107,190
	United States Treasury Note/Bond	3.000%	5/15/47	119,358	87,388
	United States Treasury Note/Bond	2.750%	8/15/47	174,772	121,685
	United States Treasury Note/Bond	2.750%	11/15/47	176,177	122,367

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.000%	2/15/48	200,291	145,438
	United States Treasury Note/Bond	3.125%	5/15/48	212,842	157,769
	United States Treasury Note/Bond	3.000%	8/15/48	235,513	170,130
	United States Treasury Note/Bond	3.375%	11/15/48	240,272	185,732
	United States Treasury Note/Bond	3.000%	2/15/49	254,313	183,026
	United States Treasury Note/Bond	2.875%	5/15/49	246,742	172,999
	United States Treasury Note/Bond	2.250%	8/15/49	233,406	142,733
	United States Treasury Note/Bond	2.375%	11/15/49	218,173	136,878
	United States Treasury Note/Bond	2.000%	2/15/50	273,135	156,338
	United States Treasury Note/Bond	1.250%	5/15/50	316,582	147,743
	United States Treasury Note/Bond	1.375%	8/15/50	362,077	173,571
	United States Treasury Note/Bond	1.625%	11/15/50	357,744	183,623
	United States Treasury Note/Bond	1.875%	2/15/51	400,099	218,804
	United States Treasury Note/Bond	2.375%	5/15/51	400,284	247,504
	United States Treasury Note/Bond	2.000%	8/15/51	399,484	224,257
	United States Treasury Note/Bond	1.875%	11/15/51	372,868	201,946
	United States Treasury Note/Bond	2.250%	2/15/52	340,604	202,766
	United States Treasury Note/Bond	2.875%	5/15/52	320,258	219,965
	United States Treasury Note/Bond	3.000%	8/15/52	305,370	215,226
	United States Treasury Note/Bond	4.000%	11/15/52	306,901	262,484
	United States Treasury Note/Bond	3.625%	2/15/53	307,166	245,157
	United States Treasury Note/Bond	3.625%	5/15/53	309,655	246,938
	United States Treasury Note/Bond	4.125%	8/15/53	343,269	300,012
	United States Treasury Note/Bond	4.750%	11/15/53	357,066	346,382
	United States Treasury Note/Bond	4.250%	2/15/54	373,618	333,644
	United States Treasury Note/Bond	4.625%	5/15/54	376,100	357,662
	United States Treasury Note/Bond	4.250%	8/15/54	371,517	332,232
	United States Treasury Note/Bond	4.500%	11/15/54	375,362	350,421
	United States Treasury Note/Bond	4.625%	2/15/55	371,386	354,354
	United States Treasury Note/Bond	4.750%	5/15/55	123,271	120,136
Total U.S. Government and Agency Obligations (Cost $16,104,654)					13,942,959
				Shares
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[2]	Vanguard Market Liquidity Fund (Cost $141,629)	4.342%		1,416,435	141,629
Total Investments (100.0%) (Cost $16,246,283)					14,084,588
Other Assets and Liabilities—Net (0.0%)					(2,768)
Net Assets (100%)					14,081,820
Cost is in $000.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2025.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of May 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	13,942,959	—	13,942,959
Temporary Cash Investments	141,629	—	—	141,629
Total	141,629	13,942,959	—	14,084,588